Inventories	6 Months Ended
Jun. 30, 2022
Schedule Of Inventories
Inventories

10.	Inventories

	06.30.2022	12.31.2021
Crude oil	3,985	3,048
Oil products	3,252	2,495
Intermediate products	634	532
Natural gas and Liquefied Natural Gas (LNG)	617	349
Biofuels	23	19
Fertilizers	2	8
Total products	8,513	6,451
Materials, supplies and others (*)	999	804
Total	9,512	7,255
(*) It mainly comprises production supplies and operating materials used in the operations of the Company, stated at the average purchase cost, not exceeding replacement cost.

In the six-month period ended June 30, 2022, the Company recognized a US$ 3 loss within cost of sales, adjusting inventories to net realizable value (a US$ 3 reversal of cost of sales in the six-month period ended June 30, 2021) primarily due to changes in international prices of crude oil and oil products.

At June 30, 2022, the Company had pledged crude oil and oil products volumes as collateral for the Term of Financial Commitment (TFC) signed by Petrobras and Petros in 2008, amounting to US$ 3,213. This pledged amount is under assessment, due to the partial early settlement of the TFC relating to the Pension Difference and TFC Pre-70, made in February 2022. The Company expects the balance of the collateral to reach the balance of the financial commitment, which at June 30, 2022 is US$ 1,103, in compliance with what is provided for in the agreement for the TFC.